Share-based compensation - Schedule of restricted share units (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 shares $ / shares
Phantom restricted share units - US$ denominated
Number of restricted share units - Non-vested
Outstanding, beginning of year (in shares)	1,850,807	1,850,807	1,383,642	1,383,642	2,101,733
Granted (in shares)	821,223	821,223	1,383,983	1,383,983	357,966
Vested (in shares)	(798,373)	(798,373)	(805,429)	(805,429)	(982,395)
Forfeited (in shares)	(267,836)	(267,836)	(111,389)	(111,389)	(93,662)
Outstanding, end of year (in shares)	1,605,821	1,605,821	1,850,807	1,850,807	1,383,642
Granted (in shares)			59,512	59,512
Number of restricted share units - Vested
Vested (in shares)	798,373	798,373	805,429	805,429	982,395
Exercised (in shares)	(857,885)	(857,885)	(805,429)	(805,429)	(982,395)
Grant-date fair value
Outstanding, beginning of year (in USD and CDN dollars per share) | $ / shares	$ 21.94		$ 7.94		$ 6.70
Granted (in USD and CDN dollars per share) | $ / shares	26.41		27.26		11.11
Vested (in USD and CDN dollars per share) | $ / shares	16.63		7.29		6.51
Exercised (in USD and CDN dollars per share) | $ / shares	17.52		7.29		6.51
Forfeited (in USD and CDN dollars per share) | $ / shares	19.85		20.16		7.12
Outstanding, end of year (in USD and CDN dollars per share) | $ / shares	$ 27.10		$ 21.94		$ 7.94
Phantom Restricted Share Units Settled With Subordinate Voting Shares
Number of restricted share units - Vested
Exercised (in shares)	(360,044)	(360,044)	(32,244)	(32,244)
Phantom Restricted Share Units and Phantom Share Units Settled With Cash
Number of restricted share units - Vested
Exercised (in shares)	(497,841)	(497,841)	(773,185)	(773,185)
Grant-date fair value
Exercised (in USD and CDN dollars per share) | $ / shares	$ 22.01		$ 33.24
Expense from cash-settled share-based payment transactions | $	$ 11		$ 26
Phantom restricted share units
Number of restricted share units - Non-vested
Outstanding, beginning of year (in shares)			285,386	285,386
Outstanding, end of year (in shares)					285,386
Phantom restricted share units | TELUS Corporation (parent)
Number of restricted share units - Non-vested
Outstanding, beginning of year (in shares)	78,011	78,011	156,749	156,749	253,622
Granted (in shares)	0	0	24,757	24,757	13,217
Vested (in shares)	(59,549)	(59,549)	(85,154)	(85,154)	(113,737)
Issued in lieu of dividends (in shares)	0	0	0	0	0
Dividends (in shares)	1,568	1,568	5,023	5,023	10,156
Forfeited (in shares)	(20,030)	(20,030)	(23,364)	(23,364)	(6,509)
Outstanding, end of year (in shares)			78,011	78,011	156,749
Number of restricted share units - Vested
Vested (in shares)	59,549	59,549	85,154	85,154	113,737
Dividends (in shares)	(59,549)	(59,549)	(86,745)	(86,745)	(113,737)
Exercised (in shares)	0	0	1,591	1,591	0
Grant-date fair value
Outstanding, beginning of year (in USD and CDN dollars per share) | $ / shares	$ 24.20		$ 24.17		$ 23.78
Granted (in USD and CDN dollars per share) | $ / shares	0		27.58		24.97
Vested (in USD and CDN dollars per share) | $ / shares	24.13		23.96		25.49
Issued in lieu of dividends (in dollars per share) | $ / shares	24.13		25.22		25.49
Exercised (in USD and CDN dollars per share) | (per share)	30.85	$ 28.67	27.43	$ 27.58	15.42
Forfeited (in USD and CDN dollars per share) | $ / shares	24.92		24.72		23.59
Outstanding, end of year (in USD and CDN dollars per share) | $ / shares	$ 0		$ 24.20		$ 24.17
Expense from cash-settled share-based payment transactions | $		$ 2		$ 2
Restricted Stock Units
Number of restricted share units - Non-vested
Outstanding, beginning of year (in shares)	1,083,542	1,083,542
Outstanding, end of year (in shares)	1,218,796	1,218,796	1,083,542	1,083,542
Performance Share Units
Number of restricted share units - Non-vested
Outstanding, beginning of year (in shares)	192,064	192,064
Outstanding, end of year (in shares)	387,025	387,025	192,064	192,064